Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Cash Flows for the historical periods - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Previously stated [member]
Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Cash Flows for the historical periods [Line Items]
Trade and other payables		$ 3,275		$ (15,584)		$ (8,149)		$ 12,116
Interest paid
Cash flow provided by (used in) operating activities		(1,499)		27,440		52,815		49,976
Investing activities:
Advances from related parties
Proceeds from related parties
Cash flow provided by (used in) investing activities		(9,583)		(6,467)		(17,286)		(12,112)
Financing activities:
Proceeds from borrowings		94,744		55,538		106,736		96,392
Payments on borrowings		(56,640)		(47,734)		(106,375)		(101,961)
Advances to related parties								(289)
Proceeds from related parties						195		332
Interest paid on borrowings						(16,941)		(18,500)
Payment of lease liabilities
Cash Flow generated from (used in) financing activities		26,636		(6,162)		(22,209)		(28,596)
Restatement Adjustments [Member]
Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Cash Flows for the historical periods [Line Items]
Trade and other payables		18,864	[1]	7,715	[2]	19,944	[3]	20,526	[3]
Interest paid		(1,015)	[1]	(978)	[2]	(1,839)	[3]	(2,216)	[3]
Cash flow provided by (used in) operating activities		17,849	[1]	6,737	[2]	18,105	[3]	18,310	[3]
Investing activities:
Advances from related parties	[3]
Proceeds from related parties	[3]
Cash flow provided by (used in) investing activities			[1]		[2]		[3]		[3]
Financing activities:
Proceeds from borrowings		596	[1]		[2]		[3]		[3]
Payments on borrowings		(18,445)	[1]	(6,737)	[2]	(19,944)	[3]	(20,526)	[3]
Advances to related parties	[3]
Proceeds from related parties	[3]
Interest paid on borrowings	[3]					1,839		2,216
Payment of lease liabilities	[3]
Cash Flow generated from (used in) financing activities		(17,849)	[1]	(6,737)	[2]	(18,105)	[3]	(18,310)	[3]
Other Reclassifications [Member]
Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Cash Flows for the historical periods [Line Items]
Trade and other payables	[4]
Interest paid	[4]
Cash flow provided by (used in) operating activities	[4]
Investing activities:
Advances from related parties	[4]							(289)
Proceeds from related parties	[4]					195		332
Cash flow provided by (used in) investing activities	[4]					195		43
Financing activities:
Proceeds from borrowings	[4]
Payments on borrowings	[4]					5,733		4,070
Advances to related parties	[4]							289
Proceeds from related parties	[4]					(195)		(332)
Interest paid on borrowings	[4]
Payment of lease liabilities	[4]					(5,733)		(4,070)
Cash Flow generated from (used in) financing activities	[4]					(195)		(43)
As Restated [Member]
Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Cash Flows for the historical periods [Line Items]
Trade and other payables		22,139		(7,869)		11,795		32,642
Interest paid		(1,015)		(978)		(1,839)		(2,216)
Cash flow provided by (used in) operating activities		16,350		34,177		70,920		68,286
Investing activities:
Advances from related parties								(289)
Proceeds from related parties						195		332
Cash flow provided by (used in) investing activities		(9,583)		(6,467)		(17,091)		(12,069)
Financing activities:
Proceeds from borrowings		95,340		55,538		106,736		96,392
Payments on borrowings		(75,085)		(54,471)		(120,586)		(118,417)
Advances to related parties
Proceeds from related parties
Interest paid on borrowings						(15,102)		(16,284)
Payment of lease liabilities						(5,733)		(4,070)
Cash Flow generated from (used in) financing activities		$ 8,787		$ (12,899)		$ (40,509)		$ (46,949)

[1]	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $17,549 thousand, factoring of $300 thousand and interest paid on lease liabilities of $1,015 thousand.
[2]	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $6,737 thousand and interest paid on lease liabilities of $978 thousand.
[3]	In addition to the errors related to factoring and reverse factoring arrangements, this column includes an error related to the classification of interest paid on lease liabilities from financing into operating cash flows.
[4]	Certain reclassifications have been made to prior years Consolidated Statement of Cash Flows to conform to the current year presentation, which include the separate disclosure for payment of lease liabilities and presentation of cash flow to/from related parties regarding loans to such entities in investing activities. These reclassifications had no impact on previously reported loss for the years nor accumulated losses.